Client Name:
Client Project Name:	BRAVO 2026-CES1
Start - End Dates:	9/29/2025 - 11/20/2025
Deal Loan Count:	341

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	XXX Home Equity	CMPXXXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	6
Compliance	XXX Home Equity	CMPXXXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	6
Total				12

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